SCHEDULE OF MINERAL RIGHTS (Details) (Parenthetical) $ in Thousands, $ in Thousands	Sep. 21, 2020 USD ($) shares	Sep. 21, 2020 CAD ($) shares	Apr. 22, 2020	Sep. 24, 2019 USD ($) shares	Sep. 24, 2019 CAD ($) shares
Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Acquisition of equity, percentage			100.00%
Project descriptions			the Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis acquisition.
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member]
IfrsStatementLineItems [Line Items]
Acquisition of equity, percentage				100.00%	100.00%
Payment for acquisition					$ 500
Shares issued during the period for acquisition, value					$ 1,600
Royalty for precious metals				3.00%	3.00%
Royalty for other metals				2.50%	2.50%
Reduction on royalty description				reduced by 1% upon a payment of $1,500	reduced by 1% upon a payment of $1,500
Addition one time payments				Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively.	Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively.
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | First Issuance [Member]
IfrsStatementLineItems [Line Items]
Payment for acquisition					$ 100
Shares issued during the period for acquisition, value					$ 225
Shares issued during the period for acquisition | shares				45,367	45,367
Additions				$ 245
Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Mineral Rights Silver City (Germany) [Member] | Second Issuance [Member]
IfrsStatementLineItems [Line Items]
Payment for acquisition		$ 100
Shares issued during the period for acquisition, value		$ 325
Shares issued during the period for acquisition | shares	65,657	65,657
Additions	$ 317
Kilgore Gold Project [Member] | Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Acquisition of equity, percentage			100.00%
Project descriptions			The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which consisted of 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.
Oakley Project [Member] | Blue Hill Creek [Member] | Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Project descriptions			Blue Hill Creek (“BHC”) – 44 unpatented federal lode mining claims and an adjacent 80 acre Idaho state lease, subject to a 2% net smelter returns (“NSR”) royalty on gold.
Oakley Project [Member] | Matrix Creek [Member] | Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Project descriptions			Matrix Creek – 61 unpatented federal lode mining claims and a 320 acre mineral lease, subject to a 2% NSR on gold. The NSRs at BHC and Matrix Creek can be purchased for a total of $2,000.
Oakley Project [Member] | Cold Creek [Member] | Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Project descriptions			Cold Creek – 117 unpatented federal lode mining claims.